Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

Note 4. Goodwill and Intangible Assets

Goodwill and indefinite-lived intangible assets are not amortized and are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. An assessment for impairment is performed on October 1 of every year. There were no goodwill or trade name impairment charges recorded during the years ended December 31, 2018, 2017 and 2016. There were no accumulated impairment losses recorded as of December 31, 2018 and 2017.

The table below summarizes the changes in our goodwill balance for the years ended December 31, 2018 and 2017:

(In millions)	Total
Balance as of December 31, 2016	$471
Acquisitions	4
Balance as of December 31, 2017	476
Acquisitions	—
Balance as of December 31, 2018	$476

The table below summarizes the other intangible asset balances:

0
	As of December 31,
	2018			2017
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net
Trade names(1)	$140	$—	$140	$140	$—	$140
Customer relationships	173	(165)	7	172	(160)	12
Other	32	(22)	10	32	(19)	13
Total	$345	$(187)	$158	$344	$(179)	$165

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(1)	Not subject to amortization.

Amortization expense of $8 million,  $8 million and $6 million was recorded in the years ended December 31, 2018, 2017 and 2016, respectively. For existing intangible assets, we expect amortization expense of $6 million, $5 million, $4 million, $1 million and $1 million in 2019, 2020, 2021, 2022, and 2023, respectively.